Schedule of Investments (unaudited)
August 31, 2021
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Lockheed Martin Corp.	6,758	$ 2,431,528
Air Freight & Logistics — 1.7%
CH Robinson Worldwide, Inc.	35,557	3,202,263
Expeditors International of Washington, Inc.	119,126	14,847,865
FedEx Corp.	1,290	342,740
United Parcel Service, Inc., Class B	5,731	1,121,156
		19,514,024
Auto Components — 0.8%
BorgWarner, Inc.	209,424	8,938,216
Automobiles — 2.8%
Tesla, Inc.(a)	44,491	32,732,918
Beverages — 0.9%
Boston Beer Co., Inc., Class A(a)	395	225,233
Coca-Cola Co.	4,390	247,201
Molson Coors Beverage Co., Class B	11,015	523,543
PepsiCo, Inc.	60,588	9,475,357
		10,471,334
Biotechnology — 2.0%
BioMarin Pharmaceutical, Inc.(a)	122,885	10,348,146
Moderna, Inc.(a)	13,932	5,248,045
Vertex Pharmaceuticals, Inc.(a)	37,919	7,594,796
		23,190,987
Building Products — 0.9%
Allegion PLC	15,462	2,226,374
Carrier Global Corp.	8,562	493,171
Trane Technologies PLC	41,066	8,151,601
		10,871,146
Capital Markets — 0.2%
CME Group, Inc.	5,901	1,190,350
Stifel Financial Corp.	11,163	771,363
		1,961,713
Chemicals — 0.3%
Cabot Corp.	1	53
PPG Industries, Inc.	1,383	220,658
Sherwin-Williams Co.	12,042	3,656,794
		3,877,505
Commercial Services & Supplies — 1.1%
Copart, Inc.(a)	56,534	8,158,987
Driven Brands Holdings, Inc.(a)	10,273	306,957
IAA, Inc.(a)	85,195	4,525,558
		12,991,502
Construction Materials — 0.0%
Vulcan Materials Co.	879	163,432
Consumer Finance — 1.0%
American Express Co.	72,267	11,993,431
Distributors — 0.1%
Genuine Parts Co.	10,384	1,268,821
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	2,696	392,969
Diversified Financial Services — 0.3%
Voya Financial, Inc.	48,015	3,120,015
Electric Utilities — 0.6%
OGE Energy Corp.	152,253	5,391,279
Security	Shares	Value
Electric Utilities (continued)
Portland General Electric Co.	15,298	$ 785,552
Southern Co.	12,215	802,892
		6,979,723
Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd.(a)	42,559	790,746
Zebra Technologies Corp., Class A(a)	953	559,573
		1,350,319
Entertainment — 2.0%
Electronic Arts, Inc.	3,057	443,907
Live Nation Entertainment, Inc.(a)	5,022	435,407
Roku, Inc.(a)	22,652	7,982,565
Spotify Technology SA(a)	21,884	5,128,297
Walt Disney Co.(a)	2,201	399,041
Warner Music Group Corp., Class A	54,389	2,066,782
Zynga, Inc., Class A(a)	719,088	6,363,929
		22,819,928
Equity Real Estate Investment Trusts (REITs) — 1.3%
Equinix, Inc.	6,651	5,609,786
Life Storage, Inc.	25,629	3,189,273
Prologis, Inc.	48,718	6,560,366
VICI Properties, Inc.	4,306	133,098
		15,492,523
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	50,267	22,896,116
Gas Utilities — 0.3%
UGI Corp.	64,008	2,964,210
Health Care Equipment & Supplies — 3.3%
Align Technology, Inc.(a)	13,586	9,632,474
Danaher Corp.	3,260	1,056,762
Dexcom, Inc.(a)	14,229	7,533,117
IDEXX Laboratories, Inc.(a)	25,054	16,880,383
Insulet Corp.(a)	7,356	2,190,690
Stryker Corp.	2,915	807,747
		38,101,173
Health Care Providers & Services — 0.5%
McKesson Corp.	29,518	6,025,805
Health Care Technology — 0.0%
Cerner Corp.	1,346	102,767
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.(a)	3,010	6,922,007
International Game Technology PLC(a)	11,124	239,055
McDonald’s Corp.	1,014	240,784
Six Flags Entertainment Corp.(a)	98,344	4,154,051
Starbucks Corp.	5,561	653,362
Vail Resorts, Inc.(a)	3,765	1,147,760
Wendy’s Co.	93,133	2,143,922
Wyndham Hotels & Resorts, Inc.	15,717	1,142,626
Wynn Resorts Ltd.(a)	30,402	3,091,579
		19,735,146
Household Durables — 0.0%
Meritage Homes Corp.(a)	991	110,536
Industrial Conglomerates — 0.1%
Roper Technologies, Inc.	3,312	1,600,623
Insurance — 1.7%
Marsh & McLennan Cos., Inc.	50,883	7,998,808
MetLife, Inc.	179,883	11,152,746
		19,151,554

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 9.5%
Alphabet, Inc., Class A(a)	7,313	$ 21,163,456
Alphabet, Inc., Class C(a)	12,331	35,873,839
Facebook, Inc., Class A(a)	118,394	44,916,316
Match Group, Inc.(a)	19,544	2,686,127
Snap, Inc., Class A(a)	12,898	981,667
Twitter, Inc.(a)	66,756	4,305,762
		109,927,167
Internet & Direct Marketing Retail — 6.6%
Amazon.com, Inc.(a)	20,262	70,325,147
Etsy, Inc.(a)	21,522	4,654,348
Wayfair, Inc., Class A(a)	1,455	408,491
		75,387,986
IT Services — 9.1%
Accenture PLC, Class A	34,656	11,663,823
Automatic Data Processing, Inc.	47,144	9,854,982
Fidelity National Information Services, Inc.	23,178	2,961,453
Fiserv, Inc.(a)	19,834	2,336,247
Mastercard, Inc., Class A	52,233	18,084,632
Okta, Inc.(a)	19,071	5,027,116
PayPal Holdings, Inc.(a)	76,649	22,125,500
Twilio, Inc., Class A(a)	5,336	1,904,739
Visa, Inc., Class A	132,385	30,329,403
		104,287,895
Leisure Products — 0.1%
Peloton Interactive, Inc., Class A(a)	7,304	731,788
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	59,328	10,410,284
Bio-Rad Laboratories, Inc., Class A(a)	967	778,261
Bruker Corp.	62,998	5,563,353
Mettler-Toledo International, Inc.(a)	91	141,308
PPD, Inc.(a)	59,068	2,735,439
Repligen Corp.(a)	1,145	324,012
Sotera Health Co.(a)	11,941	292,077
		20,244,734
Machinery — 1.3%
Caterpillar, Inc.	26,140	5,512,142
Deere & Co.	9,898	3,741,741
Otis Worldwide Corp.	57,197	5,274,707
		14,528,590
Media — 0.4%
Altice USA, Inc., Class A(a)	84,033	2,305,866
Sirius XM Holdings, Inc.	302,041	1,893,797
		4,199,663
Multiline Retail — 1.2%
Kohl’s Corp.	15,317	879,196
Nordstrom, Inc.(a)	18,873	539,957
Target Corp.	50,236	12,407,287
		13,826,440
Multi-Utilities — 0.2%
DTE Energy Co.	14,743	1,774,173
Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Corp.	130,483	1,253,942
Cheniere Energy, Inc.(a)	68,881	6,024,332
EOG Resources, Inc.	29,568	1,996,431
		9,274,705
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	14,367	4,891,820
Security	Shares	Value
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co.	20,897	$ 1,397,174
Johnson & Johnson	40,648	7,037,388
		8,434,562
Professional Services — 0.2%
Equifax, Inc.	9,986	2,718,788
Road & Rail — 1.0%
Landstar System, Inc.	21,957	3,689,435
Ryder System, Inc.	95,630	7,601,629
XPO Logistics, Inc.(a)	3,564	309,747
		11,600,811
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(a)	71,600	7,927,552
Applied Materials, Inc.	60,611	8,190,364
CMC Materials, Inc.	1	133
Intel Corp.	106,452	5,754,795
Lam Research Corp.	9,376	5,670,792
NVIDIA Corp.	114,455	25,620,752
QUALCOMM, Inc.	119,101	17,470,926
Silicon Laboratories, Inc.(a)	6,168	972,200
Synaptics, Inc.(a)	1,447	274,612
Xilinx, Inc.	5,175	805,178
		72,687,304
Software — 18.1%
Adobe, Inc.(a)	46,175	30,646,347
Cadence Design Systems, Inc.(a)	24,271	3,967,823
Cloudflare, Inc., Class A(a)	21,234	2,563,793
DocuSign, Inc.(a)	461	136,567
FreedomPay, Inc.(a)(b)	43,051	0
HubSpot, Inc.(a)	12,070	8,261,553
Intuit, Inc.	38,577	21,838,825
Manhattan Associates, Inc.(a)	6,538	1,065,629
Microsoft Corp.	304,644	91,965,931
PagerDuty, Inc.(a)	62,836	2,689,381
Palantir Technologies, Inc., Class A(a)	16,633	438,113
Paycom Software, Inc.(a)	3,878	1,895,954
Paylocity Holding Corp.(a)	420	113,064
ServiceNow, Inc.(a)	24,362	15,680,358
Smartsheet, Inc., Class A(a)	5,441	432,940
Splunk, Inc.(a)	9,065	1,385,767
SS&C Technologies Holdings, Inc.	1,960	148,294
VMware, Inc., Class A(a)	43,607	6,491,774
Workday, Inc., Class A(a)	45,138	12,329,896
Zendesk, Inc.(a)	23,772	2,938,219
Zoom Video Communications, Inc., Class A(a)	11,977	3,467,342
		208,457,570
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	659	133,678
American Eagle Outfitters, Inc.	22,869	697,962
Home Depot, Inc.	28,323	9,238,396
Lowe’s Cos., Inc.	57,229	11,668,421
National Vision Holdings, Inc.(a)	12,913	774,521
TJX Cos., Inc.	56,422	4,103,008
Tractor Supply Co.	9,347	1,815,655
		28,431,641
Technology Hardware, Storage & Peripherals — 10.8%
Apple Inc.	746,946	113,408,811
Dell Technologies, Inc., Class C(a)	56,373	5,494,113
NetApp, Inc.	62,210	5,532,335
		124,435,259

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.(a)	17,238	$ 2,461,931
Levi Strauss & Co., Class A	154,531	4,050,258
Lululemon Athletica, Inc.(a)	28,112	11,249,579
NIKE, Inc., Class B	5,737	945,113
Ralph Lauren Corp.	11,149	1,294,733
Skechers USA, Inc., Class A(a)	2,814	141,910
		20,143,524
Trading Companies & Distributors — 0.3%
SiteOne Landscape Supply, Inc.(a)	12,937	2,588,694
WW Grainger, Inc.	732	317,468
		2,906,162
Total Long-Term Investments — 99.0% (Cost: $692,989,524)		1,140,140,546
Short-Term Securities(c)(d)
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	10,710,307	10,710,307
Total Short-Term Securities — 1.0% (Cost: $10,710,307)		10,710,307
Total Investments — 100.0% (Cost: $703,699,831)		1,150,850,853
Other Assets Less Liabilities — 0.0%		457,209
Net Assets — 100.0%		$ 1,151,308,062
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 10,090,174	$ 620,133(a)	$ —	$ —	$ —	$ 10,710,307	10,710,307	$ 124	$ —
SL Liquidity Series, LLC, Money Market Series(b)	1,341,323	—	(1,341,323)(a)	—	—	—	—	30,473(c)	—
				$ —	$ —	$ 10,710,307		$ 30,597	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Large Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	39	09/17/21	$ 12,154	$ 506,969
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,140,140,546	$ —	$ —	$ 1,140,140,546
Short-Term Securities
Money Market Funds	10,710,307	—	—	10,710,307
	$ 1,150,850,853	$ —	$ —	$ 1,150,850,853
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 506,969	$ —	$ —	$ 506,969
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
4